Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income
	December 31, 2019	December 31, 2020
Non-current
Investments in equity instruments at fair value through other comprehensive income (FVTOCI)
Foreign unlisted ordinary shares	$132,160	$-